UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS

8. UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS

(a)	Unsecured Debentures and Term Loans, Net

As at December 31,		2019		2018
	Maturity Date	Amortized Cost (1)	Principal issued and outstanding	Amortized Cost (1)	Principal issued and outstanding
2021 Debentures	July 5, 2021	$249,646	$250,000	$249,424	$250,000
2023 Debentures	November 30, 2023	398,746	400,000	398,425	400,000
2024 Term Loan	December 19, 2024	239,153	239,816	251,853	252,414
2026 Term Loan	December 11, 2026	299,449	300,000	298,712	300,000
		$1,186,994	$1,189,816	$1,198,414	$1,202,414

(1)
The amounts outstanding are net of deferred financing costs and, in the case of the term loans, debt modification losses. The deferred financing costs and debt modification losses are amortized using the effective interest method and are recorded in interest expense.

2021 Debentures
On July 3, 2014, Granite REIT Holdings Limited Partnership (“Granite LP”), a wholly-owned subsidiary of Granite, issued at par $250.0 million aggregate principal amount of 3.788% Series 2 senior debentures due July 5, 2021 (the “2021 Debentures”). Interest on the 2021 Debentures is payable semi-annually in arrears on January 5 and July 5 of each year. Deferred financing costs of $1.6 million were incurred and recorded as a reduction against the principal owing.
The 2021 Debentures are redeemable, in whole or in part, at Granite’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2021 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2021 Debenture, a price equal to which, if the 2021 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 46.0 basis points above the yield that a non-callable
Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of July 5, 2021. Granite also has the option to redeem the 2021 Debentures at par plus any accrued and unpaid interest within 30 days of the maturity date of July 5, 2021.
2023 Debentures
On December 20, 2016, Granite LP issued $400.0 million aggregate principal amount of 3.873% Series 3 senior debentures due November 30, 2023 (the “2023 Debentures”) at a nominal premium. Interest on the 2023 Debentures is payable semi-annually in arrears on May 30 and November 30 of each year. Deferred financing costs of $2.2 million were incurred and recorded as a reduction against the principal owing.
The 2023 Debentures are redeemable, in whole or in part, at Granite’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2023 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2023 Debenture, a price equal to which, if the 2023 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 62.5 basis points above the yield that a non-callable
Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of November 30, 2023. Granite also has the option to redeem the 2023 Debentures at par plus any accrued and unpaid interest within 30 days of the maturity date of November 30, 2023.
2024 Term Loan
On December 19, 2018, Granite LP entered into and fully drew down a US$185.0 million senior unsecured non-revolving
term facility that originally matured on December 19, 2022. On October 10, 2019, Granite refinanced the US$185.0 million term facility and extended the maturity date two years to December 19, 2024 (the “2024 Term Loan”). The 2024 Term Loan is fully prepayable without penalty. Any amount repaid may not be re-borrowed.
Interest on drawn amounts is calculated based on LIBOR plus an applicable margin determined by reference to the external credit rating of Granite LP and is payable monthly in arrears. Deferred financing costs of $0.8 million were incurred and are recorded as a reduction against the principal owing. In addition, as a result of the extension in the maturity date in October 2019, Granite recorded a nominal loss in fair value (gains) losses on financial instruments on the combined statement of net income as a result of the debt modification.
In conjunction with the extension, the previously existing cross currency interest rate swap associated with the term facility (the “2022 Cross Currency Interest Rate Swap”) was terminated on September 24, 2019 and blended into a new cross currency interest rate swap (note 8(b)).

2026 Term Loan
On December 12, 2018, Granite LP entered into and fully drew down a $300.0 million senior unsecured non-revolving
term facility that originally matured on December 12, 2025. On November 27, 2019, Granite refinanced the $300.0 million term facility and extended the maturity date one year to December 11, 2026 (the “2026 Term Loan”). The 2026 Term Loan is fully prepayable without penalty. Any amount repaid may not be re-borrowed.
Interest on drawn amounts is calculated based on the Canadian Dollar Offered Rate (“CDOR”) plus an applicable margin determined by reference to the external credit rating of Granite LP and is payable monthly in advance. Deferred financing costs of $1.5 million were incurred and are recorded as a reduction against the principal owing. In addition, as a result of the extension in the maturity date in November 2019, Granite recorded a loss of $0.7 million in fair value (gains) losses on financial instruments on the combined statement of net income as a result of the debt modification.
In conjunction with the extension, the previously existing cross currency interest rate swap associated with the term facility (the “2025 Cross Currency Interest Rate Swap”) was settled on November 27, 2019 and a new cross currency interest rate swap was entered into (note 8(b)).
The 2021 Debentures, 2023 Debentures, 2024 Term Loan and 2026 Term Loan rank pari passu with all of Granite LP’s other existing and future senior unsecured indebtedness and are guaranteed by Granite REIT and Granite GP.

(b)	Cross Currency Interest Rate Swaps

As at December 31,	2019	2018
Financial liabilities at fair value
2021 Cross Currency Interest Rate Swap	$3,630	$26,877
2023 Cross Currency Interest Rate Swap	24,298	56,922
2022 Cross Currency Interest Rate Swap	—	3,826
2024 Cross Currency Interest Rate Swap	1,202	—
2025 Cross Currency Interest Rate Swap	—	17,132
2026 Cross Currency Interest Rate Swap	1,235	—
	$30,365	$104,757
On July 3, 2014, the Trust entered into a cross currency interest rate swap (the “2021 Cross Currency Interest Rate Swap”) to exchange the 3.788% semi-annual interest payments from the 2021 Debentures for Euro denominated payments at a 2.68% fixed interest rate. In addition, under the terms of the swap, the Trust will pay principal proceeds of
€
171.9 million in exchange for which it will receive $250.0 million on July 5, 2021.
On December 20, 2016, the Trust entered into a cross currency interest rate swap (the “2023 Cross Currency Interest Rate Swap”) to exchange the 3.873% semi-annual interest payments from the 2023 Debentures for Euro denominated payments at a 2.43% fixed interest rate. In addition, under the terms of the swap, the Trust will pay principal proceeds of
€
281.1 million in exchange for which it will receive $400.0 million on November 30, 2023.
On December 19, 2018, the Trust entered into the 2022 Cross Currency Interest Rate Swap to exchange the LIBOR plus margin monthly interest payments from the term loan that originally matured in 2022 for Euro denominated payments at a 1.225% fixed interest rate. In anticipation of the term loan extension on October 10, 2019, the 2022 Cross Currency Interest Rate Swap was terminated on September 24, 2019 and blended into a new cross currency interest rate swap (the “2024 Cross Currency Interest Rate Swap”). The 2024 Cross Currency Interest Rate Swap exchanges the LIBOR plus margin monthly interest payments from the 2024 Term Loan for Euro denominated payments at a 0.522% fixed interest rate. In addition, under the terms of the 2024 Cross Currency Interest Rate Swap, Granite will pay principal proceeds of
€
168.2 million in exchange for which it will receive US$185.0 million on December 19, 2024.
On December 12, 2018, the Trust entered into the 2025 Cross Currency Interest Rate Swap to exchange the CDOR plus margin monthly interest payments from the term loan that originally matured in 2025 for Euro denominated payments at a 2.202% fixed interest rate. As a result of the term loan extension on November 27, 2019, the 2025 Cross Currency Interest Rate Swap was settled for $6.8 million and a new cross currency interest rate swap was entered into (the “2026 Cross Currency Interest Rate Swap”). The 2026 Cross Currency Interest Rate Swap exchanges the CDOR plus margin monthly interest payments from the 2026 Term Loan for Euro denominated payments at a 1.355% fixed interest rate. In addition, under the terms of the swap, the Trust will pay principal proceeds of
€
205.5 million in exchange for which it will receive $300.0 million on December 11, 2026.
The cross currency interest rate swaps are designated as net investment hedges of the Trust’s investment in foreign operations. The effectiveness of the hedges are assessed quarterly. As an effective hedge, the fair value gains or losses on the cross currency interest rate swaps and the foreign exchange gains or losses on the 2024 Term Loan are recognized in other comprehensive income. For the year ended December 31, 2019, the Trust has assessed the net investment hedge associated with each cross currency swap, except for the 2024 Cross Currency Interest Rate Swap, to be effective. In the year ended December 31, 2019, as a result of the refinancing of the 2024 Term Loan, the Trust de-designated
the 2022 Cross Currency Interest Rate Swap on September 24, 2019 as the terms of the swap did not match the terms of the loan. On October 10, 2019, the Trust designated the foreign exchange movements associated with the 2024 Cross Currency Interest Rate Swap with the terms of the 2024 Term Loan resulting in an effective hedge. Accordingly, the change in market value relating to foreign exchange movements is recorded in other comprehensive income. Since the Trust did not employ hedge accounting from September 24, 2019 to October 10, 2019 and there is no effective hedge for the interest and other movements associated with the market value changes of the 2024 Cross Currency Interest Rate Swap, a fair value gain of $2.0 million is recognized in fair value gains on financial instruments (note 12(f)) in the combined statement of net income.
The Trust has elected to record the differences resulting from the lower interest rates associated with the cross currency interest rate swaps in the combined statements of net income.